UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

NY Tax Free Money Fund

Investment Class

Tax Free Money Fund Investment

Semiannual Report to
Shareholders

June 30, 2009

Contents

3 Information About Each Fund's Expenses

NY Tax Free Money Fund

6 Portfolio Summary

7 Investment Portfolio

11 Financial Statements

15 Financial Highlights

Tax Free Money Fund Investment

16 Portfolio Summary

17 Investment Portfolio

22 Financial Statements

26 Financial Highlights

28 Notes to Financial Statements

35 Summary of Management Fee Evaluation by Independent Fee Consultant

40 Summary of Administrative Fee Evaluation by Independent Fee Consultant

41 Account Management Resources

42 Privacy Statement

This report must be preceded or accompanied by a prospectus. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the fund may have a significant adverse effect on the share price of the fund. Please read this fund's prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

NY Tax Free Money Fund

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Fund Return	Investment Class
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,002.20
Expenses Paid per $1,000*	$ 3.87
Hypothetical 5% Fund Return	Investment Class
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.93
Expenses Paid per $1,000*	$ 3.91
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Investment Class
NY Tax Free Money Fund	.78%

For more information, please refer to the Fund's prospectus.

Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009	Premier Shares	Institutional Shares
Actual Fund Return
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,001.40	$ 1,001.40
Expenses Paid per $1,000*	$ 3.87	$ 3.97
Hypothetical 5% Fund Return	Premier Class	Institutional Shares
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.93	$ 1,020.83
Expenses Paid per $1,000*	$ 3.91	$ 4.01
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Premier Shares	Institutional Shares
Tax Free Money Fund Investment	.78%	.80%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

NY Tax Free Money Fund

Asset Allocation (As a % of Investment Portfolio)	6/30/09	12/31/08

Municipal Investments Municipal Variable Rate Demand Notes	88%	84%
Municipal Bonds and Notes	12%	16%
	100%	100%
Weighted Average Maturity

NY Tax Free Money Fund	8 days	22 days
iMoneyNet State Specific Retail Money Funds Average*	28 days	30 days
* The Fund is compared to its respective iMoneyNet Category: State Specific Retail Money Funds Average — Category consists of all retail and institutional state-specific money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. Consists of all funds in the Retail and State-Specific Retail categories.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund is posted twice each month to www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted on or after month-end and Portfolio holdings as of each month-end are posted on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for more contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2009 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
New York 96.0%
Albany County, NY, Airport Authority Revenue, Series A, AMT, 0.49%*, 12/15/2023, Bank of America NA (a)	970,000	970,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.23%*, 7/1/2038, TD Bank NA (a)	7,330,000	7,330,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delware Ave. LLC Project, Series A, AMT, 0.34%*, 9/1/2033, Hudson River Bank & Trust Co. (a)	10,470,000	10,470,000
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, Elizabeth Church Manor, 0.29%*, 2/1/2029, Sovereign Bank FSB (a)	3,870,000	3,870,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.2%*, 12/1/2033, Bank of America NA (a)	6,000,000	6,000,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.31%*, 10/1/2045	15,345,000	15,345,000
Long Island, NY, Power Authority, Electric Systems Revenue, Series 3A, 0.25%*, 5/1/2033, JPMorgan Chase Bank & Landesbank Baden-Wurttemberg (a)	2,800,000	2,800,000
Nassau County, NY, Interim Finance Authority Revenue:
Series D-2, 0.28%*, 11/15/2015	5,000,000	5,000,000
Series D-1, 0.36%*, 11/15/2017	2,185,000	2,185,000
New York, Metropolitan Transportation Authority Revenue, Series E-2, 0.5%*, 11/1/2035, Fortis Bank SA (a)	15,000,000	15,000,000
New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-4, 0.25%*, 11/1/2034, KBC Bank NV (a)	3,000,000	3,000,000
New York, Metropolitan Transportation Authority, Commuter Facilities Revenue, Series C-1, Prerefunded, 5.375%, 7/1/2027	5,685,000	5,876,089
New York, State Dormitory Authority Revenue, Secondary Issues, Series R-12121, 0.34%*, 3/15/2031	7,100,000	7,100,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Columbia University, Series A, 5.0%, 7/1/2009	3,130,000	3,130,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.16%*, 7/1/2038, TD Bank NA (a)	4,500,000	4,500,000
New York, State Dormitory Authority Revenues, Park Ridge Hospital, Inc., 0.33%*, 7/1/2029, JPMorgan Chase Bank (a)	1,975,000	1,975,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.24%*, 5/15/2037	8,000,000	8,000,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.34%*, 5/15/2036	7,000,000	7,000,000
New York, State Housing Finance Agency Revenue, Helena Housing Series A, AMT, 0.4%*, 5/15/2036	3,950,000	3,950,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.27%*, 5/15/2033	2,300,000	2,300,000
New York, State Revenue Bonds, Series 2008-3506, 144A, 0.45%*, 4/1/2016 (b)	6,185,000	6,185,000
New York, State Urban Development, Barclays Capital Municipal Trust Receipts, Series 6W-D, 144A, 0.3%*, 3/15/2037	2,750,000	2,750,000
New York, State Urban Development Corp. Revenue:
Series A-5, 0.17%*, 1/1/2030, TD Bank NA (a)	2,600,000	2,600,000
Series 2008-053, 144A, 1.25%*, 3/15/2023, Dexia Credit Local (a)	16,420,000	16,420,000
Series 2008-054, 144A, 1.25%*, 3/15/2024, Dexia Credit Local (a)	15,000,000	15,000,000
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-4, 0.55%*, 1/1/2032	15,415,000	15,415,000
Series A-1, 2.0%*, 11/15/2038	4,000,000	4,048,874
New York, Tsasc, Inc., Series 1, Prerefunded, 6.375%, 7/15/2039	5,000,000	5,277,279
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 0.44%*, 1/1/2037, ING Bank NV (a)	4,000,000	4,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series 1289, 0.26%*, 12/15/2013	285,000	285,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series 2008-BB-4, 0.85%*, 6/15/2033	5,000,000	5,000,000
New York City, NY, Municipal Water Finance Authority, Series 3092, 144A, 0.26%*, 6/15/2010	4,620,000	4,620,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series 1249, 0.3%*, 6/15/2033	3,750,000	3,750,000
Series 1314, 0.3%*, 6/15/2039	5,800,000	5,800,000
New York City, NY, Transitional Finance Authority Revenue:
Series A, 144A, 0.34%*, 11/1/2030	1,000,000	1,000,000
Series B, 5.5%, 2/1/2010	2,245,000	2,309,491
New York City, NY, Trust for Cultural Resource Revenue, Lincoln Center for the Performing Arts, Series B-1, 0.17%*, 11/1/2038, US Bank NA (a)	3,750,000	3,750,000
New York, NY, General Obligation:
Series A-5, 0.25%*, 8/1/2031, Bank of Nova Scotia (a)	1,710,000	1,710,000
Series 2951, 144A, 0.26%*, 10/1/2013	4,465,000	4,465,000
Series G, 5.0%, 8/1/2009	12,000,000	12,029,785
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 0.59%*, 3/1/2025, Wilber National Bank (a)	1,200,000	1,200,000
Port Authority of New York & New Jersey, 0.45%, 7/1/2009	2,020,000	2,020,000
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp., Series C, 0.2%*, 9/15/2037, Sovereign Bank FSB (a)	8,000,000	8,000,000
		243,436,518
Puerto Rico 3.6%
Commonwealth of Puerto Rico, Special Obligation, Series 2009-1211X, 144A, 0.3%*, 10/1/2018	4,600,000	4,600,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.41%*, 12/1/2030	4,500,000	4,500,000
		9,100,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $252,536,518)+	99.6	252,536,518
Other Assets and Liabilities, Net	0.4	962,561
Net Assets	100.0	253,499,079
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and shown at their current rates as of June 30, 2009.
+ The cost for federal income tax purposes was $252,536,518.
(a) Security incorporates a letter of credit from the bank listed.
(b) Bond is insured by this company:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	2.5

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date. Effective maturity may be shorter than stated maturity due to prerefunding.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3
Municipal Investments (c)	$ —	$ 252,536,518	$ —
Total	$ —	$ 252,536,518	$ —
(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets	NY Tax Free Money Fund
Investments in securities, valued at amortized cost	$ 252,536,518
Cash	150,609
Receivable for investments sold	70,000
Receivable for Fund shares sold	17,259
Interest receivable	999,477
Due from Advisor	16,963
Other assets	41,224
Total assets	253,832,050
Liabilities
Distributions payable	2,643
Payable for Fund shares redeemed	17,259
Accrued management fee	27,610
Other accrued expenses and payables	285,459
Total liabilities	332,971
Net assets, at value	$ 253,499,079
Net Assets Consist of
Undistributed net investment income	42,266
Paid-in capital	253,456,813
Net assets, at value	$ 253,499,079
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($90,593,335 ÷ 90,590,851 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt New York Money Market Fund
Net Asset Value, offering and redemption price per share ($162,905,744 ÷ 162,888,704 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income	NY Tax Free Money Fund
Income: Interest	$ 1,748,847
Expenses: Management fee	170,612
Administration fee	142,177
Services to shareholders	342,301
Custodian fee	7,157
Distribution and service fees	561,455
Professional fees	35,727
Trustees' fees and expenses	5,423
Reports to shareholders	28,381
Registration fees	15,460
Temporary guarantee program participation fee	55,189
Other	9,036
Total expenses before expense reductions	1,372,918
Expense reductions	(83,643)
Total expenses after expense reductions	1,289,275
Net investment income	459,572
Net increase (decrease) in net assets resulting from operations	$ 459,572

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 459,572	$ 4,138,625
Net realized gain (loss)	—	30,910
Net increase (decrease) in net assets resulting from operations	459,572	4,169,535
Distributions to shareholders from: Net investment income: Investment Class	(235,159)	(1,760,971)
Tax-Exempt New York Money Market Fund	(230,610)	(2,405,709)
Total distributions	(465,769)	(4,166,680)
Fund share transactions: Investment Class Proceeds from shares sold	166,722,690	420,002,882
Reinvestment of distributions	72,627	525,559
Cost of shares redeemed	(193,620,686)	(381,111,596)
Net increase (decrease) in net assets from Investment Class share transactions	(26,825,369)	39,416,845
Tax-Exempt New York Money Market Fund Proceeds from shares sold	148,078,109	273,876,523
Reinvestment of distributions	230,610	2,405,709
Cost of shares redeemed	(168,266,773)	(205,359,300)
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	(19,958,054)	70,922,932
Increase (decrease) in net assets	(46,789,620)	110,342,632
Net assets at beginning of period	300,288,699	189,946,067
Net assets at end of period (including undistributed net investment income of $42,266 and $48,463, respectively)	$ 253,499,079	$ 300,288,699

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Other Information Investment Class
Shares outstanding at beginning of period	117,416,220	77,999,375
Shares sold	166,722,690	420,002,882
Shares issued to shareholders in reinvestment of distributions	72,627	525,559
Shares redeemed	(193,620,686)	(381,111,596)
Net increase (decrease) in Fund shares from Investment Class share transactions	(26,825,369)	39,416,845
Shares outstanding at end of period	90,590,851	117,416,220
Tax-Exempt New York Money Market Fund
Shares outstanding at beginning of period	182,846,758	111,923,826
Shares sold	148,078,109	273,876,523
Shares issued to shareholders in reinvestment of distributions	230,610	2,405,709
Shares redeemed	(168,266,773)	(205,359,300)
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	(19,958,054)	70,922,932
Shares outstanding at end of period	162,888,704	182,846,758

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund Investment Class
Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.002	.017	.029	.027	.017	.005
Net realized and unrealized gain (loss)[b]	—	—	—	—	—	—
Total from investment operations	.002	.017	.029	.027	.017	.005
Less distributions from: Net investment income	(.002)	(.017)	(.029)	(.027)	(.017)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.22c**	1.76	2.94[c]	2.71[c]	1.70[c]	.47[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	91	117	78	55	90	110
Ratio of expenses before expense reductions (%)	.88*	.72	.76	.98	.87	.88
Ratio of expenses after expense reductions (%)	.78*	.72	.75	.75	.75	.75
Ratio of net investment income (%)	.45*	1.68	2.89	2.67	1.67	.49
[a] For the six months ended June 30, 2009 (Unaudited). [b] Amount is less than $.0005 per share. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Portfolio Summary

Tax Free Money Fund Investment

Asset Allocation (As a % of Investment Portfolio)	6/30/09	12/31/08

Municipal Investments Municipal Variable Rate Demand Notes	75%	81%
Municipal Bonds and Notes	25%	19%
	100%	100%
Weighted Average Maturity

Tax Free Money Fund Investment	41 days	25 days
iMoneyNet National Retail Tax Free Money Funds Average*	30 days	28 days
* The Fund is compared to its respective iMoneyNet Category: National Retail Tax Free Money Funds Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months or less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund is posted twice each month to www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted on or after month-end and portfolio holdings as of each month-end are posted on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for more contact information.

Following the Funds' fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2009 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.5%
Arizona 3.2%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 0.35%*, 12/15/2018, Bank of New York Mellon Corp. (a)	3,080,000	3,080,000
Arizona, Salt River Pima-Maricopa Indian Community, 0.32%*, 10/1/2025, Bank of America NA (a)	2,365,000	2,365,000
		5,445,000
California 4.6%
California, Health Facilities Financing Authority Revenue, Children's Hospital Orange County, Series D, 0.2%*, 11/1/2034, US Bank NA (a)	4,000,000	4,000,000
Orange County, CA, 1.35%, 7/8/2009	4,000,000	4,000,000
		8,000,000
Colorado 1.6%
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 0.37%*, 8/1/2017, Wells Fargo Bank NA (a)	2,230,000	2,230,000
Meridian Village Metropolitan District, CO, RBC Municipal Products, Inc., Series C-11, 144A, 0.4%*, 12/1/2031, Royal Bank of Canada (a)	580,000	580,000
		2,810,000
Connecticut 1.6%
Connecticut, State Health & Educational Facilities Authority Revenue, Wesleyan University, Series D, 0.35%*, 7/1/2035	2,700,000	2,700,000
Delaware 1.5%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.44%*, 10/1/2028, Rabobank International (a)	2,524,315	2,524,315
Florida 7.9%
Florida, Lee Memorial Health Systems, Hospital Revenue, Series C, 0.28%*, 4/1/2033, Northern Trust Co. (a)	2,000,000	2,000,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series A, 1.9%*, 11/15/2032, SunTrust Bank (a)	1,650,000	1,650,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Health System, Series C, 0.32%*, 8/15/2027, Bank of America NA (a)	3,000,000	3,000,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series F, 2.0%*, 10/1/2026, SunTrust Bank (a)	5,800,000	5,800,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.49%*, 3/1/2030, Northern Trust Co. (a)	1,110,000	1,110,000
		13,560,000
Georgia 2.9%
Cobb County, GA, Tax Anticipation Notes, 1.25%, 12/31/2009	5,000,000	5,019,939
Illinois 10.0%
Channahon, IL, Morris Hospital Revenue, Series A, 0.3%*, 12/1/2023, US Bank NA (a)	1,400,000	1,400,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Series 2008-051, 144A, 1.25%*, 12/1/2028	5,385,000	5,385,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 0.85%*, 12/1/2020, Bank One NA (a)	3,000,000	3,000,000
Illinois, Finance Authority Revenue, Carle Foundation, Series B, 0.15%*, 2/15/2033, Northern Trust Co. (a)	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series C, 0.2%*, 7/1/2032, Wells Fargo Bank NA (a)	5,600,000	5,600,000
		17,185,000
Indiana 1.2%
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 0.35%*, 4/1/2024, Bank One NA (a)	2,000,000	2,000,000
Iowa 0.6%
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 0.47%*, 9/1/2015, Wells Fargo Bank NA (a)	1,000,000	1,000,000
Kentucky 8.2%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.3%*, 3/1/2030, US Bank NA (a)	2,810,000	2,810,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 0.35%*, 7/1/2019, Bank One Kentucky NA (a)	1,265,000	1,265,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 1.1%*, 10/15/2014	2,350,000	2,350,000
Series B-2, 1.1%*, 10/15/2014	1,600,000	1,600,000
Series B-3, 1.1%*, 10/15/2014	6,050,000	6,050,000
		14,075,000
Maryland 0.9%
Maryland, State & Local Facilities, Series A, 5.25%, 3/1/2010	1,545,000	1,594,051
Michigan 0.4%
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 0.83%*, 11/1/2030, Comerica Bank (a)	780,000	780,000
Minnesota 2.4%
Minneapolis, MN, Special School District No. 001, Series A, 4.0%, 2/1/2010 (b)	2,790,000	2,845,211
Minnesota, State General Obligation, Prerefunded, 5.625%, 6/1/2019	1,280,000	1,343,318
		4,188,529
Mississippi 1.8%
Mississippi, State General Obligation, 5.0%, 12/1/2009	3,000,000	3,054,453
New Hampshire 1.2%
New Hampshire, Health & Education Facilities Authority Revenue, Dartmouth College Issue, 0.17%*, 6/1/2032	2,100,000	2,100,000
New York 12.3%
New York, General Obligation, Series H-1, 0.6%*, 1/1/2036, Dexia Credit Local (a)	1,300,000	1,300,000
New York, State Housing Finance Agency Revenue, Taconic West 17th Street, Series A, 0.2%*, 5/15/2039	5,000,000	5,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series CC-2, 0.26%*, 6/15/2038	7,500,000	7,500,000
Series AA-2, 0.6%*, 6/15/2032	2,000,000	2,000,000
Series AA-3, 0.8%*, 6/15/2032	4,000,000	4,000,000
New York City, NY, Transitional Finance Authority, Series 2B, 1.0%*, 11/1/2022	1,450,000	1,450,000
		21,250,000
Ohio 2.3%
Cuyahoga County, OH, Bond Anticipation Notes, 1.5%, 5/13/2010	4,000,000	4,020,571
Pennsylvania 3.9%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.3%*, 11/1/2039, PNC Bank NA (a)	2,000,000	2,000,000
Pennsylvania, University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, 0.75%*, 9/15/2023	4,800,000	4,800,000
		6,800,000
South Carolina 1.8%
Spartanburg County, SC, School District No. 007, Bond Anticipation Notes, 2.0%, 3/12/2010	3,000,000	3,024,843
South Dakota 2.9%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 1.0%*, 8/1/2029	5,000,000	5,000,000
Texas 16.9%
Austin, TX, Water & Wastewater Systems Revenue, 1.5%*, 5/15/2024 (b)	5,600,000	5,600,000
Harris County, TX, 0.35%, 7/9/2009	800,000	800,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-1, 0.18%*, 9/1/2031, JPMorgan Chase Bank (a)	1,080,000	1,080,000
Longview, TX, Independent School District, Series 3059, 144A, 0.3%*, 2/15/2016	2,290,000	2,290,000
Lubbock, TX, Independent School District, School Building, 0.25%*, 2/1/2030	650,000	650,000
North East, TX, Independent School District, Series 2355, 144A, 0.3%*, 8/1/2015	1,180,000	1,180,000
San Antonio, TX, Independent School District, 5.75%, 8/15/2009	1,000,000	1,006,502
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 2.5%*, 8/15/2036, HSH Nordbank AG (a)	5,500,000	5,500,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/28/2009	6,000,000	6,012,947
University of Texas, Systems Revenue, Series F, 0.3%, 12/7/2009	5,000,000	5,000,000
		29,119,449
Virginia 4.3%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster-Canterbury, 0.29%*, 10/1/2037, Branch Banking & Trust (a)	5,000,000	5,000,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond, Series B, 0.8%*, 2/26/2039	2,500,000	2,500,000
		7,500,000
Washington 1.0%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.48%*, 9/1/2035, US Bank NA (a)	1,655,000	1,655,000
Wisconsin 2.9%
Wisconsin, State Transportation Revenue, Series 1, 5.5%, 7/1/2009	5,000,000	5,000,000
Wyoming 1.2%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series A, 0.95%*, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	2,000,000	2,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $171,406,150)+	99.5	171,406,150
Other Assets and Liabilities, Net	0.5	781,583
Net Assets	100.0	172,187,733
* Variable demand rate notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2009.
+ The cost for federal income tax purposes was $171,406,150.
(a) Security incorporates a letter of credit from the bank listed.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	4.9

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date. Effective maturity may be shorter than stated maturity due to prerefunding.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3
Municipal Investments (c)	$ —	171,406,150	$ —
Total	$ —	$ 171,406,150	$ —
(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets	Tax Free Money Fund Investment
Investments in securities, valued at amortized cost	$ 171,406,150
Cash	103,242
Receivable for investments sold	280,900
Interest receivable	559,417
Other assets	38,058
Total assets	172,387,767
Liabilities
Distributions payable	23,449
Accrued management fee	35,852
Other accrued expenses and payables	140,733
Total liabilities	200,034
Net assets, at value	$ 172,187,733
Net Assets Consist of
Undistributed net investment income	31,091
Accumulated net realized gain (loss)	119
Paid-in capital	172,156,523
Net assets, at value	$ 172,187,733
Net Asset Value
Premier Shares Net Asset Value, offering and redemption price per share ($172,182,723 ÷ 172,150,595 shares outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares Net Asset Value, offering and redemption price per share ($5,010 ÷ 5,010 shares outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income	Tax Free Money Fund Investment
Income: Interest	$ 805,818
Expenses: Management fee	111,854
Administration fee	74,569
Services to shareholders	193,246
Custodian fee	4,702
Distribution and service fees	177,111
Professional fees	35,144
Trustees' fees and expenses	3,345
Report to shareholders	14,785
Registration fees	18,127
Temporary guarantee program participation fee	35,480
Other	6,738
Total expenses before expense reductions	675,101
Expense reductions	(80,348)
Total expenses after expense reductions	594,753
Net investment income	211,065
Net realized gain (loss)	119
Net increase (decrease) in net assets resulting from operations	$ 211,184

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 211,065	$ 2,780,335
Net realized gain (loss)	119	31,090
Net increase (decrease) in net assets resulting from operations	211,184	2,811,425
Distributions to shareholders from: Net investment income Premier Shares	(215,775)	(2,778,734)
Institutional Shares	(7)	(3)
Total distributions	(215,782)	(2,778,737)
Fund share transactions: Premier Shares* Proceeds from shares sold	252,784,749	1,088,155,818
Reinvestment of distributions	48,047	490,665
Cost of shares redeemed	(216,309,498)	(1,068,968,223)
Net increase (decrease) in net assets from Premier Shares transactions	36,523,298	19,678,260
Institutional Shares** Proceeds from shares sold	—	5,000
Reinvestment of distributions	7	3
Net increase (decrease) in net assets from Institutional Shares transactions	7	5,003
Increase (decrease) in net assets	36,518,707	19,715,951
Net assets at beginning of period	135,669,026	115,953,075
Net assets at end of period (including undistributed net investment income of $31,091 and $35,808, respectively)	$ 172,187,733	$ 135,669,026
* Effective November 11, 2008, the existing class of shares of the Fund was redesignated as a separate share class named Tax Free Money Fund Investment — Premier Shares.
** Tax Free Money Fund Investment — Institutional Shares commenced operations on November 11, 2008.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Tax Free Money Fund Investment (continued)
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Other Information Premier Shares*
Shares outstanding at beginning of period	135,627,297	115,949,037
Shares sold	252,784,749	1,088,155,818
Shares issued to shareholders in reinvestment of distributions	48,047	490,665
Shares redeemed	(216,309,498)	(1,068,968,223)
Net increase (decrease) in Fund shares from Premier Shares transactions	36,523,298	19,678,260
Shares outstanding at end of period	172,150,595	135,627,297
Institutional Shares**
Shares outstanding at beginning of period	5,003	—
Shares sold	—	5,000
Shares issued to shareholders in reinvestment of distributions	7	3
Net increase (decrease) in Fund shares from Institutional Shares transactions	7	5,003
Shares outstanding at end of period	5,010	5,003
* Effective November 11, 2008, the existing class of shares of the Fund was redesignated as a separate share class named Tax Free Money Fund Investment — Premier Shares.
** Tax Free Money Fund Investment — Institutional Shares commenced operations on November 11, 2008.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax Free Money Fund Investment

Premier Shares

Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.001	.016	.029	.027	.017	.005
Net realized and unrealized gain (loss)[b]	—	—	—	—	—	—
Total from investment operations	.001	.016	.029	.027	.017	.005
Less distributions from: Net investment income	(.001)	(.016)	(.029)	(.027)	(.017)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.14**	1.62	2.96	2.71	1.72	.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	172	136	116	110	174	135
Ratio of expenses before expense reductions (%)	.89*	.81	.83	.88	.82	.84
Ratio of expenses after expense reductions (%)	.78*	.76	.75	.75	.75	.75
Ratio of net investment income (%)	.30*	1.64	2.92	2.61	1.73	.46
[a] For the six months ended June 30, 2009 (Unaudited). [b] Amount is less than $.0005 per share. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Tax Free Money Fund Investment

Institutional Shares

Year Ended December 31,	2009[a]	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.001	.001
Net realized and unrealized gain (loss)[c]	—	—
Total from investment operations	.001	.001
Less distributions from: Net investment income	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)	.14d**	.06**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.005	.005
Ratio of expenses before expense reductions (%)	3.06*	.93*
Ratio of expenses after expense reductions (%)	.80*	.93*
Ratio of net investment income (%)	.28*	.42*
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period from November 11, 2008 (commencement of operations of Institutional Shares) to December 31, 2008.
[c] Amount is less than $.0005 per share.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Advisor Funds (the ``Trust'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a Massachusetts business trust. NY Tax Free Money Fund and Tax Free Money Fund Investment (each a ``Fund,'' and collectively, the ``Funds'') are two of the funds the Trust offers to investors. Each Fund is an open-end, diversified management investment company.

NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Tax-Exempt New York Money Market Fund are provided separately and are available upon request.

Tax Free Money Fund Investment offers two classes of shares to investors: Effective November 11, 2008, the existing shares of Tax Free Money Fund Investment were redesignated as a separate share class named Tax Free Money Fund Investment — Premier Shares and on November 11, 2008, the Fund commenced offering Tax Free Money Fund Investment — Institutional Shares.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Each Fund has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in each Fund's financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds.

Under the Investment Management Agreement with the Advisor, Tax Free Money Fund Investment and NY Tax Free Money Fund pay an annual management fee of 0.15% and 0.12%, respectively, based on their average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2009 through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses for Tax Free Money Fund Investment — Premier Shares, to the extent necessary, to maintain the operating expenses at 0.75% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period from January 1, 2009 through March 21, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses for NY Tax Free Money Fund Investment Class, to the extent necessary, to maintain total operating expenses at 0.75% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period from May 1, 2009 through June 30, 2009, the Advisor has voluntarily agreed to waive total operating expenses at 0.40% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) for Tax Free Money Fund Investment Institutional shares. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain shareholder service fees shown below on Tax Free Money Fund Investment Institutional shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration fee was as follows:

	Total Aggregated	Unpaid at June 30, 2009
NY Tax Free Money Fund	$ 142,177	$ 23,008
Tax Free Money Fund Investment	$ 74,569	$ 12,169

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended June 30, 2009, the amounts charged to the Funds by DISC were as follows:

	Total Aggregated	Waived	Unpaid at June 30, 2009
NY Tax Free Money Fund: Investment Class	$ 183,976	$ —	$ 108,206
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$ 156,777	$ —	$ 77,585
Tax Free Money Fund Investment: Premier Shares	$ 192,383	$ —	$ 94,024
Tax Free Money Fund Investment: Institutional Shares	$ 67	$ 56	$ 11

Distribution and Service Fees. DWS Investments Distributors, Inc. ("DIDI") is the Funds' Distributor. The Tax-Exempt New York Money Market Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund's average daily net assets, which is calculated daily and payable monthly. For the six months ended June 30, 2009, the Distribution Fee was as follows:

	Total Aggregated	Waived	Unpaid at June 30, 2009
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$ 450,684	27,289	$ 130,380

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to NY Tax Free Money Fund Investment Class and Tax Free Money Fund Investment — Premier Shares at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended June 30, 2009, the Service Fee was as follows:

	Total Aggregated	Waived	Unpaid at June 30, 2009	Annualized Effective Rate
NY Tax Free Money Fund: Investment Class	$ 110,771	$ 56,353	$ —	.10%
Tax Free Money Fund Investment: Premier Shares	$ 177,111	$ 80,291	$ 30,726.13%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended June 30, 2009, the amount charged to each Fund by DIMA included in the Statement of Operations under "reports to shareholders" is as follows:

	Total Aggregated	Unpaid at June 30, 2009
NY Tax Free Money Fund	$ 11,252	$ 3,051
Tax Free Money Fund Investment	$ 8,589	$ —

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Fee Reductions

The Funds have entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's custodian expenses. During the six months ended June 30, 2009, each Fund's custodian fee was reduced under these agreements as follows:

Custody Credits
NY Tax Free Money Fund	$ 1
Tax Free Money Fund Investment	$ 1

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 5 percent of its net assets under the agreement.

E. Participation in the Treasury's Temporary Guarantee Program

The Funds are participating in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury"). The Program is set to terminate on September 18, 2009.

The Program is designed to protect the value of accounts in the Funds as of the close of business on September 19, 2008. According to the terms of the Program, any investment made by a shareholder after September 19, 2008 in excess of the amount held in the account as of the close of business on that date will not be covered by the Program. Any purchase of shares of the Funds for an account opened after September 19, 2008 will also not be covered under the Program. The Program guarantee will apply to the lesser of (i) the number of shares held in an account as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date the Program guarantee is triggered. Subject to certain conditions and limitations, the Program guarantee is triggered if the Funds' net asset values fall below $0.995 and the Funds are liquidated. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment.

The Funds bear the expenses of participating in the Program. The expense is determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which is based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.01%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee is equal to 0.015%. For the coverage under the Program beginning on May 1, 2009 and ending September 18, 2009, the Program participation fee is equal to 0.015%. This expense is being amortized over the length of the participation in the Program and is included in "Temporary guarantee program participation fee" expense on the Statement of Operations. For the period January 1, 2009 through June 30, 2009, NY Tax Free Money Fund and Tax Free Money Fund Investment have accrued $55,189 and $35,480, respectively. This expense was borne by the Funds without regard to any expense limitation currently in effect for the Funds.

Neither the Funds nor Deutsche Investment Management Americas Inc., the Funds' investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

F. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 19, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 703-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148
	NY Tax Free Money Fund — Investment Class	Tax Free Money Fund Investment — Premier Shares	Tax Free Money Fund Investment — Institutional Shares
Nasdaq Symbol	BNYXX	BTXXX	BTTXX
CUSIP Number	23336Y 698	23336Y 714	23336Y 557
Fund Number	844	839	359

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 25, 2009